Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO FUNDS
Important Notice Regarding Change in Investment Policy
Supplement dated February 10, 2023 to the Tax‑Efficient Strategy Funds Prospectus dated August 1, 2022, as supplemented from time to time; and to the Statement of Additional Information dated August 1, 2022 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO California Short Duration Municipal Income Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and together, the “Funds”)
On February 7, 2023, the Board approved changes to the Funds’ investment guidelines to permit each Fund to invest up to 20% of its assets in municipal securities subject to the federal alternative minimum tax. Accordingly, effective April 11, 2023, each Fund’s Prospectus and SAI is revised as shown below.
Prospectus
The first sentence of the second paragraph of the “Principal Investment Strategies” section of each Fund’s Prospectus is deleted and replaced with the following:
The Fund may invest up to 20% of its assets in “private activity” bonds whose interest is a tax‑preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax.

PIMCO California Short Duration Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO FUNDS
Important Notice Regarding Change in Investment Policy
Supplement dated February 10, 2023 to the Tax‑Efficient Strategy Funds Prospectus dated August 1, 2022, as supplemented from time to time; and to the Statement of Additional Information dated August 1, 2022 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO California Short Duration Municipal Income Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and together, the “Funds”)
On February 7, 2023, the Board approved changes to the Funds’ investment guidelines to permit each Fund to invest up to 20% of its assets in municipal securities subject to the federal alternative minimum tax. Accordingly, effective April 11, 2023, each Fund’s Prospectus and SAI is revised as shown below.
Prospectus
The first sentence of the second paragraph of the “Principal Investment Strategies” section of each Fund’s Prospectus is deleted and replaced with the following:
The Fund may invest up to 20% of its assets in “private activity” bonds whose interest is a tax‑preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax.

PIMCO Short Duration Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO FUNDS
Important Notice Regarding Change in Investment Policy
Supplement dated February 10, 2023 to the Tax‑Efficient Strategy Funds Prospectus dated August 1, 2022, as supplemented from time to time; and to the Statement of Additional Information dated August 1, 2022 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO California Short Duration Municipal Income Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and together, the “Funds”)
On February 7, 2023, the Board approved changes to the Funds’ investment guidelines to permit each Fund to invest up to 20% of its assets in municipal securities subject to the federal alternative minimum tax. Accordingly, effective April 11, 2023, each Fund’s Prospectus and SAI is revised as shown below.
Prospectus
The first sentence of the second paragraph of the “Principal Investment Strategies” section of each Fund’s Prospectus is deleted and replaced with the following:
The Fund may invest up to 20% of its assets in “private activity” bonds whose interest is a tax‑preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax.